INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of Income tax expense differences

	2023	2022
Loss before income tax	$(109,624)	$(88,890)
Statutory income tax rate	27.00%	27.00%
Expected income tax benefit	(29,599)	(24,000)
Items not deductible for income tax purposes	3,351	2,939
Non-taxable items	(1,377)	(3,733)
Flow-through share issuances	4,898	10,562
QuestEx acquisition	—	459
Other	(776)	(744)
Change in unrecognized deferred tax assets	22,859	14,517
Deferred income tax recovery	$(644)	$—

Schedule of deferred tax assets and liabilities

Deferred tax assets (liabilities)	2023	2022
Non-capital losses	$5,666	$2,707
Share issue costs	56	95
Capital assets	2	—
Exploration and evaluation assets	(2,662)	(2,781)
Right-of-use assets	(2,399)	—
Convertible debenture	(644)	—
Net capital losses	(19)	(21)
	$—	$—

Schedule of unrecognized deductible temporary differences

	2023	2022
Non-capital losses	$146,678	$150,701
Exploration and evaluation assets	94,398	28,742
Provision for closure and reclamation	13,653	6,160
Capital assets	18,228	4,819
Share issue costs	7,163	5,861
Net capital losses	2,424	1,598
	$282,544	$197,881